Investments in associates (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of associates [abstract]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [Table Text Block]
	2021	2020
	$	$
Balance - January 1	119,219	103,640
Acquisitions (i)	2,366	14,954
Exercise of warrants	1,437	36
Share of loss	(3,950)	(7,657)
Share of other comprehensive income (loss)	(1,665)	1,506
Net gain on ownership dilution (i)	1,847	10,381
Gain on deemed disposals (ii)	-	5,357
Transfers to other investments (ii)	-	(8,998)
Deemed issuance of Osisko common shares held by an associate (iii)	6,100	-
Balance - December 31	125,354	119,219

(i) In June 2020, Osisko participated in a private placement completed by Osisko Mining Inc. ("Osisko Mining"), an associate of the Company, and invested an additional $14.8 million to acquire 4,054,000 units, each unit being comprised of one common share and one-half of one common share purchase warrants (each full warrant allowing its holder to acquire one common share of Osisko Mining for $5.25 for a period of 18 months following the closing of the transaction). The acquisition price was allocated to the investments in associates ($13.6 million) and warrants ($1.2 million). Following the closing of the private placement, Osisko's interest in Osisko Mining was reduced at the time from 15.8% to 14.7%. As a result, a gain on ownership dilution of $10.4 million was recorded under other gains, net on the consolidated statement of income (loss) for the year ended December 31, 2020.

(ii) In 2020, the gain on deemed disposals is related to investments in associates that were transferred to other investments as the Company has considered that it has lost its significant influence over the investees.

(iii) Osisko Mining Inc., an associate of Osisko, held common shares of Barkerville Gold Mines Limited ("Barkerville") prior to its acquisition by Osisko in 2019. Following the acquisition of Barkerville, Osisko Mining received common shares of Osisko, which resulted in a deemed repurchase of common shares by the Company and a related reduction in the net investment in Osisko Mining, based on the ownership interest held in Osisko Mining. During the year ended December 31, 2021, Osisko Mining disposed of its shares of Osisko, which resulted in a deemed issuance of common shares by the Company and an increase in the net investment in Osisko Mining.

Disclosure of associates [Table Text Block]
	Osisko Mining		Osisko Metals
	2021(i)	2020(i)	2021(i)	2020(i)
	$	$	$	$

Current assets	185,307	326,563	5,659	1,616
Non-current assets	664,544	486,492	89,006	91,828
Current liabilities	31,440	43,482	2,676	3,028
Non-current liabilities	109,502	79,316	1,607	2,935
Revenues	-	-	-	-
Net loss from continuing operations and net loss	(8,149)	(33,337)	(4,618)	(9,646)
Other comprehensive (loss) income	(10,730)	11,609	(36)	(9,818)
Comprehensive loss	(18,879)	(21,728)	(4,654)	(19,464)

Carrying value of investment(ii)	98,885	95,379	13,470	14,204
Fair value of investment(ii)	190,590	185,087	12,140	13,696

(i) Information is for the reconstructed twelve months ended September 30, 2021 and 2020.

(ii) As at December 31, 2021 and 2020.

Disclosure of investments accounted for using equity method [Table Text Block]
	2021	2020
	$	$
Aggregate amount of the Company's share of net loss	(2,286)	(1,981)
Aggregate amount of the Company's share of other comprehensive loss	-	(33)
Aggregate carrying value of investments	12,999	9,636
Aggregate fair value of investments	45,426	20,951